Cryptocurrencies (Tables)	6 Months Ended
Dec. 31, 2025
Cryptocurrencies
Schedule of crypto asset holding

	December 31,		June 30,
	2025		2025
	(unaudited)
	Quantity	Amount	Quantity	Amount
		(unaudited)
Cryptocurrencies, current
Dogecoin	70,543,745	$8,274,781	—	$—
Cryptocurrencies, non-current
Dogecoin	—	$—	—	$—

Dogecoins
Cryptocurrencies
Schedule of crypto asset activity

	December 31,2025
	Quantity	Value
	(unaudited)	(unaudited)
Opening balance	—	$—
Issuance of convertible debentures in exchange for Dogecoins (see Note 9 for details)	40,543,745	10,000,000
Issuance of Class A Ordinary Shares in exchange for Dogecoins (see Note 10 for details)	30,000,000	6,000,000
Change in fair value	—	(7,725,219)
Ending balance	70,543,745	$8,274,781

USDT
Cryptocurrencies
Schedule of crypto asset activity

December 31, 2025
	Quantity	Amount
	(unaudited)	(unaudited)
Opening balance	—	$—
Purchases of USDT	645,600	645,600
Offering expenses settled in USDT	(645,600)	(645,600)
Change in fair value	—	—
Ending balance	—	$—